Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION AUSPICE BROAD COMMODITY STRATEGY ETF (COM)
DIREXION FALLEN KNIVES ETF (NIFE)
DIREXION HYDROGEN ETF (HJEN)
DIREXION LOW PRICED STOCK ETF (LOPX)
DIREXION MOONSHOT INNOVATORS ETF (MOON)
DIREXION mRNA ETF (MSGR)
DIREXION NANOTECHNOLOGY ETF (TYNE)
DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES (QQQE)
DIREXION SELECT LARGE CAPS & FANGS ETF
DIREXION WORK FROM HOME ETF (WFH)
DIREXION WORLD WITHOUT WASTE ETF (WWOW)
(each, a “Fund”)Supplement dated December 30, 2021 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (“SAI”), as last supplementedOn or about February 28, 2022, the first sentence in the Principal Investment Strategy section of each Fund’s summary and statutory prospectus is deleted in its entirety and replaced with the following:The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index or investments with economic characteristics similar to the securities included in the Index.
Direxion Select Large Caps and FANGs ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION AUSPICE BROAD COMMODITY STRATEGY ETF (COM)
DIREXION FALLEN KNIVES ETF (NIFE)
DIREXION HYDROGEN ETF (HJEN)
DIREXION LOW PRICED STOCK ETF (LOPX)
DIREXION MOONSHOT INNOVATORS ETF (MOON)
DIREXION mRNA ETF (MSGR)
DIREXION NANOTECHNOLOGY ETF (TYNE)
DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES (QQQE)
DIREXION SELECT LARGE CAPS & FANGS ETF
DIREXION WORK FROM HOME ETF (WFH)
DIREXION WORLD WITHOUT WASTE ETF (WWOW)
(each, a “Fund”)Supplement dated December 30, 2021 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (“SAI”), as last supplementedOn or about February 28, 2022, the first sentence in the Principal Investment Strategy section of each Fund’s summary and statutory prospectus is deleted in its entirety and replaced with the following:The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index or investments with economic characteristics similar to the securities included in the Index.
Direxion Work From Home ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION AUSPICE BROAD COMMODITY STRATEGY ETF (COM)
DIREXION FALLEN KNIVES ETF (NIFE)
DIREXION HYDROGEN ETF (HJEN)
DIREXION LOW PRICED STOCK ETF (LOPX)
DIREXION MOONSHOT INNOVATORS ETF (MOON)
DIREXION mRNA ETF (MSGR)
DIREXION NANOTECHNOLOGY ETF (TYNE)
DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES (QQQE)
DIREXION SELECT LARGE CAPS & FANGS ETF
DIREXION WORK FROM HOME ETF (WFH)
DIREXION WORLD WITHOUT WASTE ETF (WWOW)
(each, a “Fund”)Supplement dated December 30, 2021 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (“SAI”), as last supplementedOn or about February 28, 2022, the first sentence in the Principal Investment Strategy section of each Fund’s summary and statutory prospectus is deleted in its entirety and replaced with the following:The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index or investments with economic characteristics similar to the securities included in the Index.
Direxion Fallen Knives ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION AUSPICE BROAD COMMODITY STRATEGY ETF (COM)
DIREXION FALLEN KNIVES ETF (NIFE)
DIREXION HYDROGEN ETF (HJEN)
DIREXION LOW PRICED STOCK ETF (LOPX)
DIREXION MOONSHOT INNOVATORS ETF (MOON)
DIREXION mRNA ETF (MSGR)
DIREXION NANOTECHNOLOGY ETF (TYNE)
DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES (QQQE)
DIREXION SELECT LARGE CAPS & FANGS ETF
DIREXION WORK FROM HOME ETF (WFH)
DIREXION WORLD WITHOUT WASTE ETF (WWOW)
(each, a “Fund”)Supplement dated December 30, 2021 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (“SAI”), as last supplementedOn or about February 28, 2022, the first sentence in the Principal Investment Strategy section of each Fund’s summary and statutory prospectus is deleted in its entirety and replaced with the following:The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index or investments with economic characteristics similar to the securities included in the Index.
Direxion mRNA ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION AUSPICE BROAD COMMODITY STRATEGY ETF (COM)
DIREXION FALLEN KNIVES ETF (NIFE)
DIREXION HYDROGEN ETF (HJEN)
DIREXION LOW PRICED STOCK ETF (LOPX)
DIREXION MOONSHOT INNOVATORS ETF (MOON)
DIREXION mRNA ETF (MSGR)
DIREXION NANOTECHNOLOGY ETF (TYNE)
DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES (QQQE)
DIREXION SELECT LARGE CAPS & FANGS ETF
DIREXION WORK FROM HOME ETF (WFH)
DIREXION WORLD WITHOUT WASTE ETF (WWOW)
(each, a “Fund”)Supplement dated December 30, 2021 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (“SAI”), as last supplementedOn or about February 28, 2022, the first sentence in the Principal Investment Strategy section of each Fund’s summary and statutory prospectus is deleted in its entirety and replaced with the following:The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index or investments with economic characteristics similar to the securities included in the Index.
Direxion Nanotechnology ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION AUSPICE BROAD COMMODITY STRATEGY ETF (COM)
DIREXION FALLEN KNIVES ETF (NIFE)
DIREXION HYDROGEN ETF (HJEN)
DIREXION LOW PRICED STOCK ETF (LOPX)
DIREXION MOONSHOT INNOVATORS ETF (MOON)
DIREXION mRNA ETF (MSGR)
DIREXION NANOTECHNOLOGY ETF (TYNE)
DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES (QQQE)
DIREXION SELECT LARGE CAPS & FANGS ETF
DIREXION WORK FROM HOME ETF (WFH)
DIREXION WORLD WITHOUT WASTE ETF (WWOW)
(each, a “Fund”)Supplement dated December 30, 2021 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (“SAI”), as last supplementedOn or about February 28, 2022, the first sentence in the Principal Investment Strategy section of each Fund’s summary and statutory prospectus is deleted in its entirety and replaced with the following:The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index or investments with economic characteristics similar to the securities included in the Index.
Direxion Low Priced Stock ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION AUSPICE BROAD COMMODITY STRATEGY ETF (COM)
DIREXION FALLEN KNIVES ETF (NIFE)
DIREXION HYDROGEN ETF (HJEN)
DIREXION LOW PRICED STOCK ETF (LOPX)
DIREXION MOONSHOT INNOVATORS ETF (MOON)
DIREXION mRNA ETF (MSGR)
DIREXION NANOTECHNOLOGY ETF (TYNE)
DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES (QQQE)
DIREXION SELECT LARGE CAPS & FANGS ETF
DIREXION WORK FROM HOME ETF (WFH)
DIREXION WORLD WITHOUT WASTE ETF (WWOW)
(each, a “Fund”)Supplement dated December 30, 2021 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (“SAI”), as last supplementedOn or about February 28, 2022, the first sentence in the Principal Investment Strategy section of each Fund’s summary and statutory prospectus is deleted in its entirety and replaced with the following:The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index or investments with economic characteristics similar to the securities included in the Index.
Direxion Auspice Broad Commodity Strategy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION AUSPICE BROAD COMMODITY STRATEGY ETF (COM)
DIREXION FALLEN KNIVES ETF (NIFE)
DIREXION HYDROGEN ETF (HJEN)
DIREXION LOW PRICED STOCK ETF (LOPX)
DIREXION MOONSHOT INNOVATORS ETF (MOON)
DIREXION mRNA ETF (MSGR)
DIREXION NANOTECHNOLOGY ETF (TYNE)
DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES (QQQE)
DIREXION SELECT LARGE CAPS & FANGS ETF
DIREXION WORK FROM HOME ETF (WFH)
DIREXION WORLD WITHOUT WASTE ETF (WWOW)
(each, a “Fund”)Supplement dated December 30, 2021 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (“SAI”), as last supplementedOn or about February 28, 2022, the first sentence in the Principal Investment Strategy section of each Fund’s summary and statutory prospectus is deleted in its entirety and replaced with the following:The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index or investments with economic characteristics similar to the securities included in the Index.
Direxion NASDAQ-100 Equal Weighted Index Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION AUSPICE BROAD COMMODITY STRATEGY ETF (COM)
DIREXION FALLEN KNIVES ETF (NIFE)
DIREXION HYDROGEN ETF (HJEN)
DIREXION LOW PRICED STOCK ETF (LOPX)
DIREXION MOONSHOT INNOVATORS ETF (MOON)
DIREXION mRNA ETF (MSGR)
DIREXION NANOTECHNOLOGY ETF (TYNE)
DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES (QQQE)
DIREXION SELECT LARGE CAPS & FANGS ETF
DIREXION WORK FROM HOME ETF (WFH)
DIREXION WORLD WITHOUT WASTE ETF (WWOW)
(each, a “Fund”)Supplement dated December 30, 2021 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (“SAI”), as last supplementedOn or about February 28, 2022, the first sentence in the Principal Investment Strategy section of each Fund’s summary and statutory prospectus is deleted in its entirety and replaced with the following:The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index or investments with economic characteristics similar to the securities included in the Index.
Direxion Moonshot Innovators ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION AUSPICE BROAD COMMODITY STRATEGY ETF (COM)
DIREXION FALLEN KNIVES ETF (NIFE)
DIREXION HYDROGEN ETF (HJEN)
DIREXION LOW PRICED STOCK ETF (LOPX)
DIREXION MOONSHOT INNOVATORS ETF (MOON)
DIREXION mRNA ETF (MSGR)
DIREXION NANOTECHNOLOGY ETF (TYNE)
DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES (QQQE)
DIREXION SELECT LARGE CAPS & FANGS ETF
DIREXION WORK FROM HOME ETF (WFH)
DIREXION WORLD WITHOUT WASTE ETF (WWOW)
(each, a “Fund”)Supplement dated December 30, 2021 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (“SAI”), as last supplementedOn or about February 28, 2022, the first sentence in the Principal Investment Strategy section of each Fund’s summary and statutory prospectus is deleted in its entirety and replaced with the following:The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index or investments with economic characteristics similar to the securities included in the Index.
Direxion Hydrogen ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION AUSPICE BROAD COMMODITY STRATEGY ETF (COM)
DIREXION FALLEN KNIVES ETF (NIFE)
DIREXION HYDROGEN ETF (HJEN)
DIREXION LOW PRICED STOCK ETF (LOPX)
DIREXION MOONSHOT INNOVATORS ETF (MOON)
DIREXION mRNA ETF (MSGR)
DIREXION NANOTECHNOLOGY ETF (TYNE)
DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES (QQQE)
DIREXION SELECT LARGE CAPS & FANGS ETF
DIREXION WORK FROM HOME ETF (WFH)
DIREXION WORLD WITHOUT WASTE ETF (WWOW)
(each, a “Fund”)Supplement dated December 30, 2021 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (“SAI”), as last supplementedOn or about February 28, 2022, the first sentence in the Principal Investment Strategy section of each Fund’s summary and statutory prospectus is deleted in its entirety and replaced with the following:The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index or investments with economic characteristics similar to the securities included in the Index.
Direxion World Without Waste ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION AUSPICE BROAD COMMODITY STRATEGY ETF (COM)
DIREXION FALLEN KNIVES ETF (NIFE)
DIREXION HYDROGEN ETF (HJEN)
DIREXION LOW PRICED STOCK ETF (LOPX)
DIREXION MOONSHOT INNOVATORS ETF (MOON)
DIREXION mRNA ETF (MSGR)
DIREXION NANOTECHNOLOGY ETF (TYNE)
DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES (QQQE)
DIREXION SELECT LARGE CAPS & FANGS ETF
DIREXION WORK FROM HOME ETF (WFH)
DIREXION WORLD WITHOUT WASTE ETF (WWOW)
(each, a “Fund”)Supplement dated December 30, 2021 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (“SAI”), as last supplementedOn or about February 28, 2022, the first sentence in the Principal Investment Strategy section of each Fund’s summary and statutory prospectus is deleted in its entirety and replaced with the following:The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index or investments with economic characteristics similar to the securities included in the Index.